Net Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,739	$ 1,852	$ 4,920	$ 5,538
Smart Mobile Devices
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	868	779	2,310	2,258
Communications Infrastructure & Datacenter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	133	156	407	719
Home and Industrial IoT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	308	408	912	1,198
Automotive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	256	303	792	728
Non wafer revenue and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	174	206	499	635
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	127	117	384	332
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,612	1,735	4,536	5,206
Wafer revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,565	1,646	4,421	4,903
Non wafer revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 174	$ 206	$ 499	$ 635